Accrued expenses and other current liabilities	6 Months Ended
Dec. 31, 2022
Accounts Payable and Accrued Liabilities, Current [Abstract]
Accrued expenses and other current liabilities

7. Accrued expenses and other current liabilities

Accrued expenses and other current liabilities consisted of (in thousands):

	December 31, 2022	June 30, 2022
Consulting and professional fees	$218	$551
Research and development	1,058	1,060
Payroll and related benefits	2,867	1,437
License Expense	315	—
Other	31	12
	$4,489	$3,060